BUSINESS COMBINATIONS - Pro Forma Disclosures (Details) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Revenue		$ 19,308	$ 15,396
Net income for the year		849	$ 1,680
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Revenue	$ 3,200
Net income for the year	$ 200
Revenue of combined entity as if combination occurred at beginning of period		20,400
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 650